Application of New and Revised Accounting Standards - Summary of New and Revised Accounting Standards and Interpretations on Issue But not Yet Effective (Details)	12 Months Ended
Jun. 30, 2021
IFRS 1, IAS 12– Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IAS 8– Disclosure of Accounting Policies and Definition of Accounting Estimates
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IFRS 10 and IAS 28 – Effective Date of Amendments to IFRS 10 and IAS 28– Effective Date of Amendments to IFRS 10 and IAS 28 and Editorial Corrections
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IAS 1 – Classification of Liabilities as Current or Non-Current
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IAS 1– Classification of Liabilities as Current or Non-Current – Deferral of Effective Date
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IFRS 16, IFRS 9, IFRS 1 and IAS 41 – Annual Improvements 2018-2020 and Other Amendments
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IFRS 16 Related Rent Concessions beyond 30 June 2021 Amendment to IFRS16
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jun. 01, 2021